Schedule of stock options outstanding and exercisable (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	78,462
Exercise Price	$ 44.03
Weighted Averages Remaining Contractual Life	6 months 29 days
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	66,137	62,137	62,137
Number Of Options Exercisable	66,137
Exercise Price	$ 5.00
Weighted Averages Remaining Contractual Life	1 year 8 months 26 days
Stock Options [Member] | July One Seven Two Zero Two Six [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	19,231
Number Of Options Exercisable	19,231
Exercise Price	$ 5.00
Weighted Averages Remaining Contractual Life	6 months 14 days
Stock Options [Member] | November One Eight Two Zero Two Six [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	7,521
Number Of Options Exercisable	7,521
Exercise Price	$ 5.00
Weighted Averages Remaining Contractual Life	10 months 17 days
Stock Options [Member] | January Three Zero Two Zero Two Eight [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	27,077
Number Of Options Exercisable	27,077
Exercise Price	$ 5.00
Weighted Averages Remaining Contractual Life	2 years 29 days
Stock Options [Member] | May Two Four Two Zero Two Nine [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	12,308
Number Of Options Exercisable	12,308
Exercise Price	$ 5.00
Weighted Averages Remaining Contractual Life	3 years 4 months 24 days